PORTFOLIO SUMMARY
(UNAUDITED)

Portfolio Composition		Value	% of Net Assets

common Stocks	          "$1,730,357"	92.7%
Cash & Other Net Assets	    "136,327"	7.3%
Total Net Assets 	  "$1,866,684"   100.0%

Portfolio Characteristics
Average Market Capitalization	$1.7	billion
Median Market Capitalization	$1.5	billion
Average P/E Ratio		17.4	x
Average Portfolio Yield		1.4	%

Common Stock Sectors		% of Net Assets
	Business Services	16.0	%
	Consumer Non-Durable	13.4
	Consumer Durable	12.3
	Technology		10.8
	Healthcare		10.1
	Transportation		6.7
	Basic Industries	5.7
	Media		         5.7
	Retail		         5.7
	Financial Services	4.3
	Energy	   	        2.0

Top Ten Positions		Value		% of Net Assets
1.OEA Inc.	                "$83,919"	4.5	%
2."Unisource Worldwide, Inc."	"83,220"	4.5
3."Dime Bancorp, Inc."	         "80,162"	4.3
4.International Multifoods Corporation	"70,781" 3.8
5.Storage Technology Corporation    "68,131"	3.6
6.ANTEC Corporation	           "61,875"	3.3
7.Raychem Corp.	                "60,288"	3.2
8."A. Schulman, Inc."	         "59,044"	3.2
9.Pittston Burlington Group	"58,537"	3.1
10"Arrow International, Inc."	"56,240"	3.0


DARUMA MID-CAP VALUE FUND
"Schedule of Investments at December 31, 1997 (unaudited)"
Common Stocks - 92.7%
Shares			Value
BASIC INDUSTRIES -  5.7%
"1,055"	Minerals Technologies Inc.	"$47,940"
"2,350"	"A. Schulman, Inc."	"59,044"
		"106,984"

BUSINESS SERVICES -  16.0%
"3,690"	*ANTEC Corporation	"61,875"
"1,800"	*Boise Cascade Office Products Corporation	"26,887"
"1,300"	*Cincinnati Bell Inc.	"40,300"
"1,300"	*"Interim Services, Inc."	"33,637"
"1,310"	Pittston Brinks Group	"52,727"
"5,840"	"Unisource Worldwide, Inc."	"83,220"
			"298,646"
CONSUMER DURABLE - 12.3%
900	"Echlin, Inc."	"32,569"
"1,300"	Federal-Mogul Corporation	"52,650"
"2,900"	OEA Inc.	"83,919"
"1,400"	Raychem Corp.	"60,288"
		"229,426"
CONSUMER NON-DURABLE - 13.4%
"1,430"	Hormel Foods Corporation	"46,832"
"1,570"	"IBP, Inc."	"32,872"
"2,500"	International Multifoods Corporation	"70,781"
"1,210"	Newell Co.	"51,425"
"1,700"	Tupperware Corporation	"47,387"
		"249,297"
ENERGY - 2.0%
"3,400"	*Santa Fe Resources Inc.	"38,250"

FINANCIAL SERVICES - 4.3%
"2,650"	"Dime Bancorp, Inc."	"80,162"
the accompanying notes are an integral
part of the financial statements.

DARUMA MID-CAP VALUE FUND
"Schedule of Investments at December 31, 1997 (continued)"
HEALTHCARE -  10.1%
"1,520"	"Arrow International, Inc."	"$56,240"
700	*Lincare Holdings Inc.	"39,900"
"3,360"	"Owens & Minor, Inc."	"48,720"
700	*R.P. Scherer Corporation	"42,700"
			"187,560"
MEDIA - 5.7%
"2,715"	*"ADVO, Inc."	"52,942"
960	A.H. Belo Corporation	"53,880"
		"106,822"

RETAIL - 5.7%
"1,200"	"Casey's General Stores, Inc."	"30,450"
880	*MacFrugal's Bargains Close-Outs Inc.	"36,190"
600	*"Payless Shoesource, Inc."	"40,275"
			"106,915"

TECHNOLOGY -  10.8%
"1,700"	*NCR Corporation	"47,281"
"2,000"	Reynolds & Reynolds Company Cl. A "36,875"
"1,100"	*Storage Technology Corporation"68,131"
"2,190"	*"Wang Laboratories, Inc."	"48,454"
			"200,741"

TRANSPORTATION - 6.7%
680	Airborne Freight Corporation	"42,245"
"1,080"	"Circle International, Inc."	"24,772"
"2,230"	Pittston Burlington Group	"58,537"
			                "125,554"

Total Common Stocks
	"  (Cost $1,459,933)"	"1,730,357"

TOTAL INVESTMENTS - 92.7%
"  (Cost $1,459,933)"	"1,730,357"
CASH AND OTHER ASSETS LESS
  LIABILITIES - 7.3%	"136,327"
NET ASSETS - 100.0%	"$1,866,684"

The accompanying notes are an integral
 part of the financial statements.

DARUMA MID-CAP VALUE FUND
"Schedule of Investments at
 December 31, 1997 (continued)"

*Non-income producing.

Income Tax Information:
The cost of total investments for federal income tax purposes was "$1,459,933. At
 December 31, 1997, net unrealized appreciation"
"on investments was $270,424, consisting of aggregate gross ""unrealized appreciation of
 $328,309 and aggregate gross "
"depreciation of $57,885."

The accompanying notes are an integral part of the financial statements.


DARUMA MID-CAP VALUE FUND
"Statement of Assets and Liabilities at December
31, 1997 (unaudited)"
ASSETS:
"Investments at value (identified cost $1,459,933)
 (Note 1)"                 "$1,730,357"
Cash				"115,397"
Receivable for securities sold	"45,302"
Deferred organization costs	"8,774"
Receivable for dividends and interest	"1,093"
Prepaid expenses and other assets  "20,274"
	TOTAL ASSETS		"1,921,197"

LIABILITIES:
Payable for securities purchased   "22,498"
Investment advisory fee payable (Note 2) "16,634"
Accrued expenses			"15,381"
TOTAL LIABILITIES                     "54,513"
NET ASSETS			"$1,866,684"

ANALYSIS OF NET ASSETS:
Accumulated net realized gain on
investments			"$13,579"
Net unrealized appreciatioN
 on investments			"270,424"
Paid-in capital			"1,582,681"
	NET ASSETS	"$1,866,684"
PRICING OF SHARES:
"($1,866,684 / 143,354 shares
 outstanding)"            	$13.02

Statement of Changes in Net Assets
                                "For the Period"	Six Months Ended
                                                        "August 16, 1996"
				"December 31, 1997"	through
				(Note 1)		"June 30, 1997"
				( Unaudited)		(Note 1)
From Investment Operations:
Net investment loss		"($4,627)"		"($5,673)"
Net realized gain on investments"103,343"		"57,855"
Net unrealized appreciation on
investments			"270,424"		"223,365"
Net increase in net assets
resulting from operations	"369,140"		"275,547"
Dividends to Shareholders:
Distributions paid from
 net realized gains		"(194,028)"		"(1,146)"
From Capital Share Transactions:
Net increase in net assets from
capital share transactions
(Note 3)			"232,411"		"1,184,760"
Increase in net assets		"407,523"		"1,459,161"
Net Assets:
Beginning of period		"1,459,161"		---
End of period			"$1,866,684"		"$1,459,161"
The accompaning notes are an integral part of the financial statements.


DARUMA MID-CAP VALUE FUND
"Statement of Operations for the six months ended
December 31, 1997 (unaudited)"

INVESTMENT INCOME
Income:
Dividends			"$8,073"
Total Income			"8,073"

Expenses:
Investment advisory fee (Note 2)	"8,544"
Custodian and transfer agent fees	"7,260"
Fund accounting fee			"5,445"
Auditing and legal fees			"4,410"
Federal and state registration fees	"1,814"
Other expenses				"1,285"
Amortization of deferred
organization costs	              	984
					"29,742"
Less:
Fee waived and expenses
 reimbursed by Advisor (Note 2)		"17,042"

Net Expenses							"12,700"

Net Investment Loss							"(4,627)"

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (Note 1)
Net realized gain on investments	"103,343"
Net unrealized appreciation on
investments				"270,424"

Net realized and unrealized gains on
 investments				"373,767"

Net Increase in Net Assets Resulting
 from Operations			"$369,140"
 The accompaning notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for
 a share outstanding throughout the period and to
assist shareholders in evaluating the Fund's
performance.
							For the period
					For the six 	8/16/96
					months ended	through
					12/31/97        6/30/97
					(Note 1)
                                     (unaudited)	(Note 1)
"Net Asset Value, Beginning of period"	$12.90		$10.00
Income from Investment Operations:
Net investment loss			(0.02)		(0.07)
Net realized and unrealized
gains on investments			1.69		2.98

Total from Investment Operations      14.57		12.91

Less Distributions:
Distributions from net
realized gains				(1.55)		(0.01)
Total Distributions		(1.55)		(0.01)

"Net Asset Value, End of Period"$13.02		$12.90

Total Investment Return		13%		29%

Ratios/Supplemental Data:
"Net Assets, End of Period"	"$1,866,684"		"$1,459,161"
Ratio of Expenses to Average
 Net Assets (a)			1.5%	*	1.5%
Ratio of Net Investment Loss to
Average Net Assets (b)		-0.6%	*	-0.6%
Portfolio Turnover Rate		35%		46%
Average Commission Rate
Paid (c)			$0.05		$0.04

*Annualized
(a)The ratio of expenses to average net
assets before waiver of fee and reimbursement
 of expenses by	"the investment adviser would
 have been 3.5% for the period ended December
 31, 1997 and""5.10% for the period ended June
 30, 1997."
(b)The ratio of net investment loss to average net assets before the waiver of fee and reimbursement of expenses by the investment
 adviser would have been (2.6%) for the
period ended"December 31, 1997 and (4.21%)
 for the period ended June 30, 1997."
(c)The Fund is required to disclose its
average commission rate paid per share
for purchases and sales of investment
securities.

The accompaning notes are an integral part of the financial statements.

Daruma Mid-Cap Value Fund
Notes to Financial Statement (unaudited)
1. Summary of Significant Accounting Policies
Daruma Mid-Cap Value Fund (the "Fund") is a
"series of The Daruma Funds, Inc., a diversified" open-end management company incorporated under the laws of Maryland. The Fund commenced
"operations on August 16,1996. The preparation " of financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
 Actual results could differ from those estimates.

a. Valuation of investments:
	Market values for securities listed on an exchange are based upon the latest quoted sales
"prices as of 4:00p.m. eastern time, on the valuation " date. Securities not trades on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities not listed on an exchange are valued at the latest quoted bid price. Temporary cash investments and debt obligations with 60 days or "less remaining to maturity are valued at cost, unless"
 the Board of Directors determines that this does not represent fair value. All prices of listed securities are taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which market uotations are not readily available or which are "restricted as to sale, and other assets are valued " by such methods as the Board of Directors deems in good faith to reflect fair value.

 b. Investment transactions and related investment income:
	Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-
dividend date.  Interest income is recorded on the accrual
 basis. Realized gains and losses form investment transactions are calculated using the identified cost method.

c. Federal Income Taxes:
	As a qualified regulated investment company under " Subchapter M of the Internal Revenue Code, the Fund is"
 not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information".

d. Distributions to Shareholders:
             Dividends and distributions are recorded
" on the ex-dividend date and usually paid annually," but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code.  To the extent that net realized
"capital gain could be offset by capital loss carryovers, if " any it is the policy of the Fund not to distribute such gain.

Daruma Mid-Cap Value Fund
Notes to Financial Statements (continued) (unaudited)

e. Repurchase agreements:
	The Fund may enter into repurchase agreements with respect to its portfolio securities solely with " Star Bank, N.A., the custodian of its investments. "
 The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by Star Bank until maturity of the repurchase agreements.
  Repurchase agreements could involve certain risks in " the event of default or insolvency of Star Bank, " including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

f.  Organizational expenses:
	Costs incurred by the Fund in connection with its organization and initial registration of shares of "$11,710 have been deferred and are being amortized on"
 a straight line basis over a five-year period from the date of commencement of operations.

2. Investment Adviser:
 	Under the Fund's investment advisory agreement
" with CastleRock Capital Management, Inc. ("CCM"), the " "fund incurred $8,544 in fees which were voluntarily waived" " by CCM for the six months ended December 31,1997. "
The agreement provides for fees equal to 1% per annum of the Fund's first $100 million of the Fund's average daily net assets; 0.75% of the next $100 million of such net assets; and .50% of the Fund's average daily
"net assets more than $200 million. In addition, CCM" "voluntarily reimbursed other expenses of $8,498 for "
"the six months ended December 31, 1997."
3. Fund Shares:
      The Board of Directors has authority to issue an unlimited number of shares of capital stock of
"the Fund, par value $.001. Share transactions were" as follows:

                           For the six months  For the period
"                               Ended           August 16, 1996 through"
"                            December 31, 1997   June 30, 1997"

                             Shares    Amount     Shares Amount
"  Balance
 (beginning of period)       113,127"  "$1,184,760" ---	 ---
"Shares Sold                  15,900      218,389  116,932 $1,226,062"
Shares Issued as reinvested
"dividends and distributions   15,375     194,028   108"	"1,146"
"Shares Redeemed             (1,048)      (14,495)" (3,913)"	"-42,448"
"Balance (end of period)     143,354   $1,582,682""113,127    $1,184,760"

4. Purchases and Sales of Securities:
" For the six months ended December 31, 1997, the cost
 of" purchases and the proceeds from sales of investment
"securities, other than short-term securities, amounted"
" to $683,997 and $566,061, respectively. "